Management of financial risks and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Securities purchased under agreements to resell	R$ 8,894,531	R$ 6,627,409
Securities	92,751,139	70,457,761
Public securities	48,246,922	51,944,301
Private securities	44,504,217	18,513,460
Derivative financial instruments	10,943,714	7,559,433
Securities trading and intermediation	1,405,651	1,051,566
Accounts receivable	469,086	506,359
Loan operations	12,819,627	3,918,328
Other financial assets	461,515	69,971
Off-balance exposures	1,367,399	35,810
Total	R$ 129,112,662	R$ 90,190,827